COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under all non-cancelable operating leases with an initial term in excess of one year

Future minimum lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2017 are as follows:

Amount
(in thousands)
2018	$1,575
2019	1,497
2020	1,013
2021	591
2022	—
Thereafter	—

Total	$4,676